Eaton Vance Multi-Strategy All Market Fund

EATON VANCE MULTI-STRATEGY ALL MARKET FUND
Supplement to Prospectus dated March 1, 2018 and Summary Prospectus dated March 1, 2018

Effective September 15, 2018, Eaton Vance Multi-Strategy All Market Fund (the “Fund”) will change its name to Eaton Vance Multi-Asset Credit Fund. The Fund is also adopting the other changes noted below, including changes to its principal investment strategies. Changes to the Fund’s principal strategy may be implemented beginning on August 15, 2018 and are expected to be fully implemented by October 15, 2018.

1.	The following replaces “Principal Investment Strategies” in “Fund Summaries – Eaton Vance Multi-Strategy All Market Fund”:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in credit-related investments (the “80% Policy”). For purposes of this 80% Policy, “credit-related investments” are fixed income, variable rate, and floating-rate debt investments as well as derivatives that provide exposure to such investments. The Fund expects to invest at least 60% of its net assets in corporate credit instruments (high yield bonds and floating-rate loans) rated below investment grade (i.e., rated lower than BBB by S&P Global Ratings (“S&P”) or by Fitch Ratings (“Fitch”) or lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”)) or unrated and of comparable quality as determined by the investment adviser. Securities and other instruments rated below investment grade are also known as “junk”. The Fund may invest no more than 25% of its total assets in securities rated lower than B- by S&P or lower than B3 by Moody’s or by Fitch. For purposes of rating restrictions, if instruments are rated differently by two or more rating agencies, the highest rating is used.

The Fund may invest in debt instruments of U.S. and non-U.S. issuers (including those located in emerging markets), including corporate bonds and other fixed-income securities, senior and junior loans, U.S. Government securities, commercial paper, mortgage-related securities (including commercial mortgage-backed securities, mortgage dollar rolls and collateralized mortgage obligations) and other asset-backed securities (including collateralized loan and debt obligations), zero-coupon securities, when-issued securities, forward commitments, repurchase agreements, reverse repurchase agreements, foreign debt securities, sovereign debt, obligations of supranational entities, structured notes, municipal obligations, private placements, inflation-indexed bonds and convertible securities and other hybrid securities. The Fund may invest in debt securities of any maturity. The Fund may invest in preferred stock and may own other equity securities that are part of a financial restructuring of a Fund investment.

The Fund may invest in exchange traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may invest in certain ETFs beyond the limits under the Investment Company Act of 1940 (the “1940 Act”), subject to certain terms and conditions.

The Fund may use derivatives to seek to enhance total return; to hedge against fluctuations in securities prices, interest rates or currency exchange rates; to change the effective duration of its portfolio; to manage certain investment risks; and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may engage in futures, options on futures contracts, foreign currency forward contracts, interest rate swaps, credit default swaps and total return swaps. There is no stated limit on the Fund’s use of derivatives. The Fund expects to invest in derivatives primarily to hedge currency exposure through the use of forward foreign currency exchange contracts and futures contracts. The Fund may also use derivative instruments for cash management purposes or to gain long exposure to single issuers or the broader market.

In managing the Fund, the investment adviser will employ top-down asset allocation based risk factor analysis, coupled with a bottom-up research driven approach. This top-down analysis includes macro-economic, fundamental and valuation analysis to determine the regional, asset, sector and duration positioning which the portfolio management team believes offers strong forward looking risk adjusted returns over a cycle. This includes analyzing not just a base case but potential upside and downside skew in an investment. The bottom-up security selection emphasizes the financial strength of issuers, current interest rates, current valuations, the interest rate sensitivity of investments and the investment adviser’s interest rate expectations, the stability and volatility of a country’s bond markets, and expectations regarding general trends in global economies and currencies. Investments are selected on the basis of the investment adviser's internal research and ongoing credit analysis. The investment adviser monitors the credit quality and price of the securities and other eligible investments for the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. In evaluating the quality of particular securities, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. The investment adviser generally selects individual securities with an investment horizon of two to ten years. The investment adviser will also consider how purchasing or selling an investment would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

2.	The following replaces the Annual Fund Operating Expenses table under “Fund Summaries – Eaton Vance Multi-Strategy All Market Fund – Fees and Expenses of the Fund” effective August 15, 2018:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.615%	0.615%	0.615%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.255%	1.255%	1.255%
Total Annual Fund Operating Expenses	2.12%	2.87%	1.87%
Expense Reimbursement(1)	(1.12)%	(1.12)%	(1.12)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%	1.75%	0.75%

(1)	The investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.00% for Class A shares, 1.75% for Class C shares and 0.75% for Class I shares. This expense reimbursement will continue through February 28, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

3.	The Fund intends to declare and pay distributions monthly beginning with the distribution payable November 29, 2018.

4.	The following replaces “Portfolio Managers.” under “Fund Summaries – Eaton Vance Multi-Strategy All Market Fund” effective September 15, 2018:

Justin H. Bourgette, Vice President of Eaton Vance, has managed the Fund since its inception in October 2011.

John Redding, Vice President of Eaton Vance, has managed the Fund since September 2018.

5.	The following replaces the seventh paragraph under “Management and Organization” effective September 15, 2018:

Justin H. Bourgette and Daniel R. Strelow are Multi-Strategy Absolute Return Fund’s and Multi-Strategy Absolute Return Fund’s completion portfolio’s portfolio managers. Both are Vice Presidents of Eaton Vance and BMR. Mr. Strelow is the Director of the Customized Solutions Group of Eaton Vance and BMR. Messrs. Bourgette and Strelow have been employed by Eaton Vance for more than five years.

Justin H. Bourgette and John Redding are Multi-Strategy All Market Fund’s portfolio managers. Both are vice presidents of Eaton Vance. Messers. Bourgette and Redding have been employed by Eaton Vance for more than five years.

August 13, 2018	29936 8.13.18

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Multi-Strategy All Market Fund		Class A	Class C	Class I
Management Fees		0.615%	0.615%	0.615%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses):		1.255%	1.255%	1.255%
Total Annual Fund Operating Expenses		2.12%	2.87%	1.87%
Expense Reimbursement	[1]	(1.12%)	(1.12%)	(1.12%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.00%	1.75%	0.75%
[1]	The investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.00% for Class A shares, 1.75% for Class C shares and 0.75% for Class I shares. This expense reimbursement will continue through February 28, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in credit-related investments (the “80% Policy”). For purposes of this 80% Policy, “credit-related investments” are fixed income, variable rate, and floating-rate debt investments as well as derivatives that provide exposure to such investments. The Fund expects to invest at least 60% of its net assets in corporate credit instruments (high yield bonds and floating-rate loans) rated below investment grade (i.e., rated lower than BBB by S&P Global Ratings (“S&P”) or by Fitch Ratings (“Fitch”) or lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”)) or unrated and of comparable quality as determined by the investment adviser. Securities and other instruments rated below investment grade are also known as “junk”. The Fund may invest no more than 25% of its total assets in securities rated lower than B- by S&P or lower than B3 by Moody’s or by Fitch. For purposes of rating restrictions, if instruments are rated differently by two or more rating agencies, the highest rating is used.

The Fund may invest in debt instruments of U.S. and non-U.S. issuers (including those located in emerging markets), including corporate bonds and other fixed-income securities, senior and junior loans, U.S. Government securities, commercial paper, mortgage-related securities (including commercial mortgage-backed securities, mortgage dollar rolls and collateralized mortgage obligations) and other asset-backed securities (including collateralized loan and debt obligations), zero-coupon securities, when-issued securities, forward commitments, repurchase agreements, reverse repurchase agreements, foreign debt securities, sovereign debt, obligations of supranational entities, structured notes, municipal obligations, private placements, inflation-indexed bonds and convertible securities and other hybrid securities. The Fund may invest in debt securities of any maturity. The Fund may invest in preferred stock and may own other equity securities that are part of a financial restructuring of a Fund investment.

The Fund may invest in exchange traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may invest in certain ETFs beyond the limits under the Investment Company Act of 1940 (the “1940 Act”), subject to certain terms and conditions.

The Fund may use derivatives to seek to enhance total return; to hedge against fluctuations in securities prices, interest rates or currency exchange rates; to change the effective duration of its portfolio; to manage certain investment risks; and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may engage in futures, options on futures contracts, foreign currency forward contracts, interest rate swaps, credit default swaps and total return swaps. There is no stated limit on the Fund’s use of derivatives. The Fund expects to invest in derivatives primarily to hedge currency exposure through the use of forward foreign currency exchange contracts and futures contracts. The Fund may also use derivative instruments for cash management purposes or to gain long exposure to single issuers or the broader market.

In managing the Fund, the investment adviser will employ top-down asset allocation based risk factor analysis, coupled with a bottom-up research driven approach. This top-down analysis includes macro-economic, fundamental and valuation analysis to determine the regional, asset, sector and duration positioning which the portfolio management team believes offers strong forward looking risk adjusted returns over a cycle. This includes analyzing not just a base case but potential upside and downside skew in an investment. The bottom-up security selection emphasizes the financial strength of issuers, current interest rates, current valuations, the interest rate sensitivity of investments and the investment adviser’s interest rate expectations, the stability and volatility of a country’s bond markets, and expectations regarding general trends in global economies and currencies. Investments are selected on the basis of the investment adviser's internal research and ongoing credit analysis. The investment adviser monitors the credit quality and price of the securities and other eligible investments for the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. In evaluating the quality of particular securities, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. The investment adviser generally selects individual securities with an investment horizon of two to ten years. The investment adviser will also consider how purchasing or selling an investment would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).